Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Catholic Responsible Investments Funds
Entity Central Index Key	0001872555
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000230952
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Ultra Short Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRHSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Ultra Short Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Ultra Short Bond Fund, Institutional Class Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 96,300,730
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 72,057
InvestmentCompanyPortfolioTurnover	10.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Mortgage-Backed Securities	1.7%
Commercial Paper	12.3%
Asset-Backed Securities	14.6%
Repurchase Agreements	15.1%
Corporate Obligations	19.2%
U.S. Treasury Obligations	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bills	3.763%	05/14/26	5.1%
U.S. Treasury Bills	3.646%	06/11/26	5.0%
U.S. Treasury Bills	3.633%	07/23/26	3.5%
U.S. Treasury Bills	3.623%	05/26/26	3.0%
U.S. Treasury Bills	3.636%	06/16/26	3.0%
U.S. Treasury Bills	3.651%	05/05/26	3.0%
U.S. Treasury Bills	3.623%	05/28/26	3.0%
U.S. Treasury Bills	3.600%	05/19/26	2.1%
U.S. Treasury Bills	3.781%	05/21/26	2.0%
U.S. Treasury Bills	3.599%	09/03/26	1.9%
Footnote	Description
Footnote(A)	Repurchase Agreements and Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230950
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Short Duration Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRDSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Short Duration Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Short Duration Bond Fund, Institutional Class Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 574,796,238
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 772,233
InvestmentCompanyPortfolioTurnover	30.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligations	0.1%
Bank Loan Obligation	0.2%
Sovereign Debt	1.0%
Repurchase Agreements	1.8%
Municipal Bonds	5.4%
Mortgage-Backed Securities	11.5%
Asset-Backed Securities	19.9%
U.S. Treasury Obligations	20.3%
Corporate Obligations	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Notes	0.625%	12/31/27	3.1%
U.S. Treasury Notes	3.625%	08/15/28	3.0%
U.S. Treasury Notes	1.250%	06/30/28	2.9%
U.S. Treasury Notes	3.875%	07/15/28	2.6%
U.S. Treasury Notes	3.500%	11/15/28	2.3%
U.S. Treasury Notes	3.125%	08/31/27	1.6%
U.S. Treasury Notes	3.375%	09/15/28	1.5%
JPMorgan Chase, SOFR + 1.330%	6.070%	10/22/27	0.9%
Norfolk Southern	2.300%	05/15/31	0.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230947
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CRBSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Institutional Class Shares	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
AssetsNet	$ 2,559,154,820
Holdings Count | Holding	1,467
Advisory Fees Paid, Amount	$ 3,775,138
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.4%
Sovereign Debt	1.3%
Municipal Bonds	3.1%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	27.4%
U.S. Treasury Obligations	27.7%
Corporate Obligations	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	08/15/34	3.1%
U.S. Treasury Notes	3.625%	10/31/30	1.9%
U.S. Treasury Notes	3.500%	01/15/29	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.5%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	1.4%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.2%
U.S. Treasury Inflation Indexed Bond	2.375%	02/15/56	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.7%
U.S. Treasury Notes	3.500%	03/15/29	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230946
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CRBVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Bond Fund, Investor Class Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 2,559,154,820
Holdings Count | Holding	1,467
Advisory Fees Paid, Amount	$ 3,775,138
InvestmentCompanyPortfolioTurnover	34.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
U.S. Government Agency Obligation	0.0%
Bank Loan Obligations	0.1%
Short-Term Investment	0.4%
Sovereign Debt	1.3%
Municipal Bonds	3.1%
Asset-Backed Securities	10.9%
Mortgage-Backed Securities	27.4%
U.S. Treasury Obligations	27.7%
Corporate Obligations	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	08/15/34	3.1%
U.S. Treasury Notes	3.625%	10/31/30	1.9%
U.S. Treasury Notes	3.500%	01/15/29	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.5%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	1.4%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	1.4%
U.S. Treasury Notes	4.250%	08/15/35	1.2%
U.S. Treasury Inflation Indexed Bond	2.375%	02/15/56	0.9%
U.S. Treasury Notes	4.375%	01/31/32	0.7%
U.S. Treasury Notes	3.500%	03/15/29	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230949
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	CROSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Institutional Class Shares	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 756,184,805
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,231,347
InvestmentCompanyPortfolioTurnover	78.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.3%
Sovereign Debt	1.5%
Municipal Bonds	2.1%
Asset-Backed Securities	19.7%
Corporate Obligations	23.0%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	7.3%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	6.6%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	6.6%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.802%	07/31/27	2.4%
U.S. Treasury Notes	3.625%	10/31/30	1.1%
GNMA	6.000%	01/20/56	0.9%
GNMA	6.000%	07/20/54	0.8%
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR, TSFR3M + 2.550%	6.223%	04/15/35	0.8%
GNMA	5.500%	07/20/55	0.7%
GNMA	5.500%	06/20/55	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230948
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Opportunistic Bond Fund
Class Name	Investor Class Shares
Trading Symbol	CROVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Opportunistic Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Opportunistic Bond Fund, Investor Class Shares	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 756,184,805
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,231,347
InvestmentCompanyPortfolioTurnover	78.00%
Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
U.S. Government Agency Obligation	0.0%
Short-Term Investment	0.1%
Bank Loan Obligations	0.3%
Sovereign Debt	1.5%
Municipal Bonds	2.1%
Asset-Backed Securities	19.7%
Corporate Obligations	23.0%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	26.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	04/30/31	7.3%
U.S. Treasury Notes, USBMMY3M + 0.099%	3.742%	01/31/28	6.6%
U.S. Treasury Notes, USBMMY3M + 0.190%	3.833%	10/31/27	6.6%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.802%	07/31/27	2.4%
U.S. Treasury Notes	3.625%	10/31/30	1.1%
GNMA	6.000%	01/20/56	0.9%
GNMA	6.000%	07/20/54	0.8%
Madison Park Funding XXXVI, Ser 2025-36A, Cl D1RR, TSFR3M + 2.550%	6.223%	04/15/35	0.8%
GNMA	5.500%	07/20/55	0.7%
GNMA	5.500%	06/20/55	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230953
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Equity Index Fund
Class Name	Institutional Class Shares
Trading Symbol	CRQSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Equity Index Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Equity Index Fund, Institutional Class Shares	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
AssetsNet	$ 4,792,630,713
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 990,174
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.0%
Materials	2.0%
Real Estate	2.3%
Utilities	2.6%
Energy	3.6%
Consumer Staples	5.6%
Health Care	6.0%
Industrials	8.3%
Consumer Discretionary	9.9%
Communication Services	11.6%
Financials	12.4%
Information Technology	35.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	7.9%
Apple	6.6%
Microsoft	5.1%
Amazon.com	4.2%
Alphabet, Cl A	3.8%
Broadcom	3.2%
Alphabet, Cl C	3.0%
Meta Platforms, Cl A	2.2%
Tesla	1.7%
Berkshire Hathaway, Cl B	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230951
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRSSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Small-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Small-Cap Fund, Institutional Class Shares	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
AssetsNet	$ 632,198,302
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 573,639
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Short-Term Investment	0.6%
Utilities	2.1%
Consumer Staples	2.9%
Communication Services	4.1%
Materials	4.8%
Energy	5.8%
Real Estate	6.5%
Health Care	10.6%
Consumer Discretionary	12.9%
Information Technology	14.1%
Industrials	17.8%
Financials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions	0.7%
Sanmina	0.7%
FormFactor	0.6%
Molina Healthcare	0.6%
Semtech	0.6%
Primoris Services	0.6%
Element Solutions	0.6%
Argan	0.6%
Viasat	0.5%
Match Group	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230966
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRTSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Institutional Class Shares	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 728,953,190
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,225,708
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.6%
Real Estate	0.9%
Utilities	2.0%
Energy	3.6%
Consumer Staples	4.5%
Materials	5.4%
Health Care	5.5%
Consumer Discretionary	7.2%
Communication Services	8.8%
Industrials	11.5%
Financials	14.2%
Information Technology	33.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.3%
Apple	5.2%
Amazon.com	4.6%
Microsoft	4.4%
Broadcom	3.7%
Meta Platforms, Cl A	3.0%
Alphabet, Cl C	2.1%
Alphabet, Cl A	2.1%
Visa, Cl A	1.9%
GE Vernova	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230965
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Multi-Style US Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRTVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Multi-Style US Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Multi-Style US Equity Fund, Investor Class Shares	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 728,953,190
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 2,225,708
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.6%
Real Estate	0.9%
Utilities	2.0%
Energy	3.6%
Consumer Staples	4.5%
Materials	5.4%
Health Care	5.5%
Consumer Discretionary	7.2%
Communication Services	8.8%
Industrials	11.5%
Financials	14.2%
Information Technology	33.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.3%
Apple	5.2%
Amazon.com	4.6%
Microsoft	4.4%
Broadcom	3.7%
Meta Platforms, Cl A	3.0%
Alphabet, Cl C	2.1%
Alphabet, Cl A	2.1%
Visa, Cl A	1.9%
GE Vernova	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230954
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	CRLSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Institutional Class Shares	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 2,362,084,915
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 8,094,203
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	16.8%
Short-Term Investment	1.9%
India	2.7%
Ireland	3.0%
Canada	4.0%
Singapore	4.1%
China	5.4%
South Korea	6.3%
Netherlands	6.5%
France	8.4%
Japan	8.6%
Taiwan	9.3%
Germany	9.5%
United Kingdom	11.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	4.4%
Siemens Energy	3.7%
Taiwan Semiconductor Manufacturing ADR	2.5%
Samsung Electronics	2.4%
Tencent Holdings	2.3%
SK Hynix	1.9%
Seagate Technology Holdings	1.8%
ASML Holding, Cl G	1.5%
Kering	1.5%
ASML Holding	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230955
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	CRLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Equity Fund, Investor Class Shares	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 2,362,084,915
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 8,094,203
InvestmentCompanyPortfolioTurnover	27.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	16.8%
Short-Term Investment	1.9%
India	2.7%
Ireland	3.0%
Canada	4.0%
Singapore	4.1%
China	5.4%
South Korea	6.3%
Netherlands	6.5%
France	8.4%
Japan	8.6%
Taiwan	9.3%
Germany	9.5%
United Kingdom	11.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	4.4%
Siemens Energy	3.7%
Taiwan Semiconductor Manufacturing ADR	2.5%
Samsung Electronics	2.4%
Tencent Holdings	2.3%
SK Hynix	1.9%
Seagate Technology Holdings	1.8%
ASML Holding, Cl G	1.5%
Kering	1.5%
ASML Holding	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230956
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments International Small-Cap Fund
Class Name	Institutional Class Shares
Trading Symbol	CRNSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments International Small-Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments International Small-Cap Fund, Institutional Class Shares	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 122,170,032
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 518,391
InvestmentCompanyPortfolioTurnover	33.00%
Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.4%
Other Countries	23.3%
Short-Term Investment	0.8%
Switzerland	2.5%
Germany	2.6%
South Korea	2.8%
India	3.1%
Italy	3.3%
Sweden	3.6%
Australia	4.2%
Taiwan	4.3%
Exchange-Traded Fund	4.6%
United Kingdom	7.0%
Canada	7.2%
Japan	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
iShares MSCI EAFE Small-Capital ETF	2.7%
PrairieSky Royalty	1.2%
Viscofan	1.0%
IMI	0.9%
iShares Core MSCI Emerging Markets ETF	0.9%
Buzzi	0.9%
Glory	0.8%
Horiba	0.8%
MISUMI Group	0.8%
SpareBank 1 SMN	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230958
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMNSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Institutional Class Shares	$2	0.04%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
AssetsNet	$ 182,793,648
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	26.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.2%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.2%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230957
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 45/55 Fund
Class Name	Investor Class Shares
Trading Symbol	CMNVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 45/55 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 45/55 Fund, Investor Class Shares	$10	0.19%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[2]
AssetsNet	$ 182,793,648
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	26.2%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	23.5%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	13.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	9.2%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	7.2%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	5.0%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	2.3%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230959
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMPSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Institutional Class Shares	$1	0.02%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[3]
AssetsNet	$ 1,637,083,222
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.6%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.8%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230960
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMPVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Alpha Plus Fund, Investor Class Shares	$9	0.17%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[4]
AssetsNet	$ 1,637,083,222
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	24.6%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.8%
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	15.8%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.4%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230961
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Institutional Class Shares
Trading Symbol	CMMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Institutional Class Shares	$2	0.03%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[5]
AssetsNet	$ 679,898,008
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230962
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 60/40 Beta Plus Fund
Class Name	Investor Class Shares
Trading Symbol	CMMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 60/40 Beta Plus Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 60/40 Beta Plus Fund, Investor Class Shares	$9	0.18%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[6]
AssetsNet	$ 679,898,008
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	40.7%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	18.7%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	12.2%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	9.3%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	6.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.1%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230963
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Institutional Class Shares
Trading Symbol	CMUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Institutional Class Shares	$2	0.04%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[7]
AssetsNet	$ 174,191,189
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.9%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.9%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	11.5%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	8.1%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/
C000230964
Shareholder Report [Line Items]
Fund Name	Catholic Responsible Investments Magnus 75/25 Fund
Class Name	Investor Class Shares
Trading Symbol	CMUVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the Catholic Responsible Investments Magnus 75/25 Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://cbisonline.com/us/legal-financial/. You can also request this information by contacting us at 866-348-6466.
Additional Information Phone Number	866-348-6466
Additional Information Website	https://cbisonline.com/us/legal-financial/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Catholic Responsible Investments Magnus 75/25 Fund, Investor Class Shares	$10	0.19%Footnote Reference†
Footnote	Description
Footnote†	The expense ratios do not include expenses of the underlying affiliated investment companies.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[8]
AssetsNet	$ 174,191,189
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Open-End Mutual Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Catholic Responsible Investments Equity Index Fund, Cl Institutional SharesFootnote Reference**	34.9%
Catholic Responsible Investments Multi-Style US Equity Fund, Cl Institutional SharesFootnote Reference**	15.1%
Catholic Responsible Investments International Equity Fund, Cl Institutional SharesFootnote Reference**	14.9%
Catholic Responsible Investments Bond Fund, Cl Institutional SharesFootnote Reference**	11.5%
Catholic Responsible Investments Small-Cap Fund, Cl Institutional SharesFootnote Reference**	8.1%
Catholic Responsible Investments Opportunistic Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments Short Duration Bond Fund, Cl Institutional SharesFootnote Reference**	5.7%
Catholic Responsible Investments International Small-Cap Fund, Cl Institutional SharesFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-348-6466
Updated Prospectus Web Address	https://cbisonline.com/us/legal-financial/

[1]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[2]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[3]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[4]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[5]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[6]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[7]	The expense ratios do not include expenses of the underlying affiliated investment companies.
[8]	The expense ratios do not include expenses of the underlying affiliated investment companies.